IFRS 7 Disclosure (Tables)	3 Months Ended
Jan. 31, 2022
IFRS 7 Disclosure [Abstract]
Portfolio Market Risk Measures
TABLE 29:  PORTFOLIO MARKET RISK MEASURES

(millions of Canadian dollars)	For the three months ended
	January 31 2022					October 31 2021	January 31 2021
	As at	Average	High		Low	Average	Average
Interest rate risk	$20.4	$17.4	$25.3		$9.8	$10.6	$21.2
Credit spread risk	17.2	12.0	17.2		8.0	6.7	24.6
Equity risk	15.3	11.1	15.3		8.5	8.5	10.1
Foreign exchange risk	0.8	1.2	2.5		0.6	1.2	3.0
Commodity risk	4.3	4.8	5.9		3.0	4.2	6.3
Idiosyncratic debt specific risk	27.7	22.4	28.4		17.8	18.2	30.8
Diversification effect 1	(50.0)	(40.4)	n/m	2	n/m	(26.9)	(62.2)
Total Value-at-Risk (one-day)	35.7	28.5	37.2		21.8	22.5	33.8
Stressed Value-at-Risk (one-day)	74.3	69.3	84.3		55.7	51.2	33.4
Incremental Risk Capital Charge (one-year)	$293.1	$326.3	$418.8		$233.4	$339.0	$356.6

1	The aggregate VaR is less than the sum of the VaR of the different risk types due to risk offsets resulting from portfolio diversification.
2	Not meaningful. It is not meaningful to compute a diversification effect because the high and low may occur on different days for different risk types.

Structural Interest Rate Sensitivity Measures

TABLE 30:  STRUCTURAL INTEREST RATE SENSITIVITY MEASURES

(millions of Canadian dollars)									As at
	January 31, 2022						October 31, 2021		January 31, 2021
	EVE Sensitivity			NII Sensitivity 1			EVE Sensitivity	NII Sensitivity	EVE Sensitivity	NII Sensitivity
	Canada	U.S.	Total	Canada	U.S.	Total	Total	Total	Total	Total
Before-tax impact of
100 bps increase in rates	$3	$(1,287)	$(1,284)	$940	$1,060	$2,000	$(1,368)	$1,857	$(1,625)	$2,299

100 bps decrease in rates	(138)	681	543	(995)	(486)	(1,481)	338	(1,101)	143	(934)

1	Represents the twelve-month net interest income (NII) exposure to an immediate and sustained shock in rates.

Summary of Liquid Assets by Type and Currency
TABLE 31:  SUMMARY OF LIQUID ASSETS BY TYPE AND CURRENCY
1,2

(millions of Canadian dollars, except as noted)						As at
	Bank-owned liquid assets	Securities received as collateral from securities financing and derivative transactions	Total liquid assets	% of total	Encumbered liquid assets	Unencumbered liquid assets
January 31, 2022
Cash and central bank reserves	$74,893	$–	$74,893	8%	$577	$74,316
Canadian government obligations	15,106	97,755	112,861	12	80,412	32,449
National Housing Act Mortgage-Backed Securities (NHA MBS)	22,976	2	22,978	3	1,138	21,840
Obligations of provincial governments, public sector entities and multilateral development banks 3	30,877	26,244	57,121	6	37,427	19,694
Corporate issuer obligations	9,773	3,780	13,553	2	2,481	11,072

Equities	15,895	5,059	20,954	2	8,519	12,435
Total Canadian dollar-denominated	169,520	132,840	302,360	33	130,554	171,806
Cash and central bank reserves	86,205	–	86,205	10	1,490	84,715
U.S. government obligations	97,815	49,514	147,329	16	49,433	97,896
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	76,719	5,247	81,966	9	18,009	63,957
Obligations of other sovereigns, public sector entities and multilateral development banks 3	61,987	66,493	128,480	14	66,424	62,056
Corporate issuer obligations	85,883	3,288	89,171	10	9,710	79,461

Equities	40,977	31,599	72,576	8	36,371	36,205
Total non-Canadian dollar-denominated	449,586	156,141	605,727	67	181,437	424,290
Total	$619,106	$288,981	$908,087	100%	$311,991	$596,096

		October 31, 2021
Cash and central bank reserves	$70,271	$–	$70,271	8%	$798	$69,473
Canadian government obligations	26,176	92,825	119,001	14	83,456	35,545
NHA MBS	23,615	2	23,617	3	1,104	22,513
Obligations of provincial governments, public sector entities and multilateral development banks 3	30,213	24,808	55,021	6	37,142	17,879
Corporate issuer obligations	9,062	3,775	12,837	1	2,542	10,295

Equities	14,558	3,589	18,147	2	9,110	9,037
Total Canadian dollar-denominated	173,895	124,999	298,894	34	134,152	164,742
Cash and central bank reserves	84,956	–	84,956	10	120	84,836
U.S. government obligations	83,386	44,924	128,310	15	34,903	93,407
U.S. federal agency obligations, including U.S. federal agency mortgage-backed obligations	74,898	5,082	79,980	9	18,949	61,031
Obligations of other sovereigns, public sector entities and multilateral development banks 3	63,400	60,623	124,023	14	57,530	66,493
Corporate issuer obligations	79,108	3,143	82,251	9	10,268	71,983

Equities	41,961	33,280	75,241	9	38,077	37,164
Total non-Canadian dollar-denominated	427,709	147,052	574,761	66	159,847	414,914
Total	$601,604	$272,051	$873,655	100%	$293,999	$579,656
1	Liquid assets include collateral received that can be re-hypothecated or otherwise redeployed.
2	Positions stated include gross asset values pertaining to securities financing transactions.
3	Includes debt obligations issued or guaranteed by these entities.

Summary of Unencumbered Liquid Assets by Bank, Subsidiaries, and Branches
TABLE 32:  SUMMARY OF UNENCUMBERED LIQUID ASSETS BY BANK, SUBSIDIARIES, AND BRANCHES

(millions of Canadian dollars)		As at
	January 31 2022	October 31 2021
The Toronto-Dominion Bank (Parent)	$202,134	$204,543
Bank subsidiaries	373,743	360,569

Foreign branches	20,219	14,544
Total	$596,096	$579,656

Summary of Deposit Funding
TABLE 40:  SUMMARY OF DEPOSIT FUNDING

(millions of Canadian dollars)		As at
	January 31 2022	October 31 2021
P&C deposits – Canadian Retail	$525,646	$519,466

P&C deposits – U.S. Retail 1	492,382	472,742
Total	$1,018,028	$992,208
1	P&C deposits in U.S. Retail are presented on a CAD equivalent basis and therefore period-over-period movements reflect both underlying growth and changes in the foreign exchange rate.

Summary of Remaining Contractual Maturity
TABLE 43: REMAINING CONTRACTUAL MATURITY

(millions of Canadian dollars)	As at
	January 31, 2022
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total

Assets
Cash and due from banks	$7,001	$–	$–	$–	$–	$–	$–	$–	$–	$7,001
Interest-bearing deposits with banks	162,065	421	154	–	–	–	–	–	2,569	165,209
Trading loans, securities, and other 1	3,139	3,007	3,074	2,708	4,331	12,207	24,171	24,049	76,062	152,748
Non-trading financial assets at fair value through profit or loss	168	342	1,151	24	128	1,971	3,442	1,713	986	9,925
Derivatives	7,969	8,980	4,192	2,446	4,266	5,921	10,182	10,563	–	54,519
Financial assets designated at fair value through profit or loss	642	329	123	101	128	355	1,476	1,608	–	4,762
Financial assets at fair value through other comprehensive income	3,086	8,997	3,855	3,261	2,329	3,816	21,639	23,803	4,733	75,519
Debt securities at amortized cost, net of allowance for credit losses	2,387	8,321	4,913	4,770	5,017	28,172	85,123	157,245	(2)	295,946
Securities purchased under reverse repurchase agreements 2	104,838	26,771	20,208	9,939	3,701	119	242	–	–	165,818
Loans
Residential mortgages	2,339	6,822	8,899	7,233	2,150	31,535	173,484	42,567	–	275,029
Consumer instalment and other personal	565	1,232	3,412	2,915	2,409	14,085	83,733	27,288	56,357	191,996
Credit card	–	–	–	–	–	–	–	–	31,441	31,441

Business and government	24,630	5,659	11,036	9,426	8,063	24,470	74,541	63,412	30,151	251,388

Total loans	27,534	13,713	23,347	19,574	12,622	70,090	331,758	133,267	117,949	749,854

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,239)	(6,239)

Loans, net of allowance for loan losses	27,534	13,713	23,347	19,574	12,622	70,090	331,758	133,267	111,710	743,615
Customers’ liability under acceptances	14,680	2,639	17	4	6	–	–	–	–	17,346
Investment in Schwab	–	–	–	–	–	–	–	–	11,186	11,186
Goodwill 3	–	–	–	–	–	–	–	–	16,615	16,615
Other intangibles 3	–	–	–	–	–	–	–	–	2,152	2,152
Land, buildings, equipment, and other depreciable assets 3	–	3	–	4	4	34	457	3,700	5,087	9,289
Deferred tax assets	–	–	–	–	–	–	–	–	2,228	2,228
Amounts receivable from brokers, dealers, and clients	24,779	–	–	–	–	–	–	–	–	24,779

Other assets	3,154	4,872	289	89	285	89	129	83	10,941	19,931
Total assets	$361,442	$78,395	$61,323	$42,920	$32,817	$122,774	$478,619	$356,031	$244,267	$1,778,588
Liabilities
Trading deposits	$700	$2,275	$5,013	$1,706	$3,474	$2,911	$3,413	$1,057	$–	$20,549
Derivatives	7,183	8,100	4,121	2,289	3,635	5,719	9,619	11,226	–	51,892
Securitization liabilities at fair value	–	1,014	518	301	1,216	2,030	5,708	2,545	–	13,332
Financial liabilities designated at fair value through profit or loss	28,185	39,297	39,229	19,161	9,050	212	1	5	10	135,150
Deposits 4,5
Personal	5,907	9,044	6,893	5,744	8,743	7,307	7,535	28	601,545	652,746
Banks	8,582	651	88	11	24	1	2	4	14,919	24,282

Business and government	18,797	12,890	7,053	1,224	10,325	22,120	44,265	6,425	359,411	482,510
Total deposits	33,286	22,585	14,034	6,979	19,092	29,428	51,802	6,457	975,875	1,159,538
Acceptances	14,680	2,639	17	4	6	–	–	–	–	17,346
Obligations related to securities sold short 1	1,063	4,154	3,767	485	562	5,254	15,205	14,335	2,605	47,430
Obligations related to securities sold under repurchase agreements 2	124,318	14,269	5,567	276	985	17	–	–	–	145,432
Securitization liabilities at amortized cost	–	418	470	402	590	3,385	6,855	3,160	–	15,280
Amounts payable to brokers, dealers, and clients	26,895	–	–	–	–	–	–	–	–	26,895
Insurance-related liabilities	161	278	412	412	432	1,006	1,694	877	2,473	7,745
Other liabilities	6,646	1,593	361	787	1,285	1,059	1,958	4,806	6,223	24,718

Subordinated notes and debentures	–	–	–	–	–	–	200	11,104	–	11,304

Equity	–	–	–	–	–	–	–	–	101,977	101,977
Total liabilities and equity	$243,117	$96,622	$73,509	$32,802	$40,327	$51,021	$96,455	$55,572	$1,089,163	$1,778,588
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$14,043	$21,924	$26,697	$14,732	$16,885	$39,665	$121,118	$3,374	$1,363	$259,801
Other commitments 8	83	135	268	176	251	570	1,302	441	–	3,226

Unconsolidated structured entity commitments	–	20	780	–	1,302	401	459	–	–	2,962
Total off-balance sheet commitments	$14,126	$22,079	$27,745	$14,908	$18,438	$40,636	$122,879	$3,815	$1,363	$265,989
1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $23 billion of covered bonds with remaining contractual maturities of $2 billion in ‘over 1 month to 3 months’, $4 billion in ‘over 3 months to 6 months’, $3 billion in ‘over 9 months to 1 year’, $6 billion in ‘over 1 to 2 years’, $6 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’

6	Includes $319 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.
TABLE 43:  REMAINING CONTRACTUAL MATURITY
(continued)

(millions of Canadian dollars)	As at
	October 31, 2021
	Less than 1 month	1 to 3 months	3 to 6 months	6 to 9 months	9 months to 1 year	Over 1 to 2 years	Over 2 to 5 years	Over 5 years	No specific maturity	Total
Assets
Cash and due from banks	$5,931	$–	$–	$–	$–	$–	$–	$–	$–	$5,931
Interest-bearing deposits with banks	158,039	373	185	–	–	–	–	–	1,365	159,962
Trading loans, securities, and other 1	2,020	4,382	5,059	2,275	2,874	12,293	21,299	23,119	74,269	147,590
Non-trading financial assets at fair value through profit or loss	58	3	543	1,250	53	745	3,803	1,931	1,004	9,390
Derivatives	6,146	9,393	5,289	2,885	1,818	7,172	10,895	10,829	–	54,427
Financial assets designated at fair value through profit or loss	441	311	187	167	363	851	624	1,620	–	4,564
Financial assets at fair value through other comprehensive income	1,030	6,532	11,881	3,381	2,914	4,089	21,983	22,658	4,598	79,066
Debt securities at amortized cost, net of allowance for credit losses	1,235	6,567	8,180	4,889	4,030	27,819	79,375	136,846	(2)	268,939
Securities purchased under reverse repurchase agreements 2	92,356	30,580	22,332	14,191	7,441	140	244	–	–	167,284
Loans
Residential mortgages	930	2,389	5,050	10,061	10,077	34,004	166,855	38,974	–	268,340
Consumer instalment and other personal	641	987	2,029	4,049	3,254	14,333	81,413	27,126	56,032	189,864
Credit card	–	–	–	–	–	–	–	–	30,738	30,738

Business and government	27,691	5,390	6,707	10,533	8,503	23,332	71,025	61,647	25,242	240,070

Total loans	29,262	8,766	13,786	24,643	21,834	71,669	319,293	127,747	112,012	729,012

Allowance for loan losses	–	–	–	–	–	–	–	–	(6,390)	(6,390)

Loans, net of allowance for loan losses	29,262	8,766	13,786	24,643	21,834	71,669	319,293	127,747	105,622	722,622
Customers’ liability under acceptances	16,039	2,327	76	2	4	–	–	–	–	18,448
Investment in Schwab	–	–	–	–	–	–	–	–	11,112	11,112
Goodwill 3	–	–	–	–	–	–	–	–	16,232	16,232
Other intangibles 3	–	–	–	–	–	–	–	–	2,123	2,123
Land, buildings, equipment, and other depreciable assets 3	–	3	10	4	4	19	466	3,664	5,011	9,181
Deferred tax assets	–	–	–	–	–	–	–	–	2,265	2,265
Amounts receivable from brokers, dealers, and clients	32,357	–	–	–	–	–	–	–	–	32,357

Other assets	3,100	1,049	2,204	159	150	74	112	73	10,258	17,179
Total assets	$348,014	$70,286	$69,732	$53,846	$41,485	$124,871	$458,094	$328,487	$233,857	$1,728,672
Liabilities
Trading deposits	$1,697	$5,373	$4,867	$2,953	$1,196	$2,135	$3,516	$1,154	$–	$22,891
Derivatives	7,387	9,392	4,581	2,969	2,244	7,403	10,792	12,354	–	57,122
Securitization liabilities at fair value	–	538	1,013	514	301	2,814	5,737	2,588	–	13,505
Financial liabilities designated at fair value through profit or loss	23,923	12,526	33,712	28,017	14,678	1,127	1	4	–	113,988
Deposits 4,5
Personal	5,799	9,750	8,491	5,999	6,148	7,611	7,254	29	582,417	633,498
Banks	8,903	338	135	25	–	2	2	4	11,508	20,917

Business and government	15,795	12,080	8,268	5,433	1,311	28,880	37,255	6,079	355,609	470,710

Total deposits	30,497	22,168	16,894	11,457	7,459	36,493	44,511	6,112	949,534	1,125,125
Acceptances	16,039	2,327	76	2	4	–	–	–	–	18,448
Obligations related to securities sold short 1	1,096	729	1,753	1,648	432	4,574	12,640	17,505	2,007	42,384
Obligations related to securities sold under repurchase agreements 2	120,938	13,904	7,255	1,700	272	28	–	–	–	144,097
Securitization liabilities at amortized cost	–	344	414	475	403	3,448	7,043	3,135	–	15,262
Amounts payable to brokers, dealers, and clients	28,993	–	–	–	–	–	–	–	–	28,993
Insurance-related liabilities	158	273	405	405	425	982	1,673	872	2,483	7,676
Other liabilities	9,008	3,106	925	228	767	1,522	1,796	4,815	5,966	28,133

Subordinated notes and debentures	–	–	–	–	–	–	200	11,030	–	11,230
Equity	–	–	–	–	–	–	–	–	99,818	99,818
Total liabilities and equity	$239,736	$70,680	$71,895	$50,368	$28,181	$60,526	$87,909	$59,569	$1,059,808	$1,728,672
Off-balance sheet commitments
Credit and liquidity commitments 6,7	$14,788	$24,189	$23,482	$19,887	$15,616	$38,639	$115,624	$3,789	$1,327	$257,341
Other commitments 8	59	170	185	244	170	591	1,303	541	–	3,263

Unconsolidated structured entity commitments	–	859	20	557	–	127	510	–	–	2,073
Total off-balance sheet commitments	$14,847	$25,218	$23,687	$20,688	$15,786	$39,357	$117,437	$4,330	$1,327	$262,677

1	Amount has been recorded according to the remaining contractual maturity of the underlying security.
2	Certain contracts considered short-term are presented in ‘less than 1 month’ category.
3	Certain non-financial assets have been recorded as having ‘no specific maturity’.
4	As the timing of demand deposits and notice deposits is non-specific and callable by the depositor, obligations have been included as having ‘no specific maturity’.
5
Includes $25 billion of covered bonds with remaining contractual maturities of $2 billion in ‘over 1 month to 3 months’, $2 billion in ‘over 3 months to 6 months’, $4 billion in ‘over 6 months to 9 months’, $8 billion in ‘over 1 to 2 years’, $7 billion in ‘over 2 to 5 years’, and $2 billion in ‘over 5 years’.

6	Includes $326 million in commitments to extend credit to private equity investments.
7	Commitments to extend credit exclude personal lines of credit and credit card lines, which are unconditionally cancellable at the Bank’s discretion at any time.
8	Includes various purchase commitments as well as commitments for leases not yet commenced, and lease-related payments.